Discontinued operations	6 Months Ended
Jun. 30, 2015
Discontinued operations
4 Discontinued operations
There were no operations that were discontinued in 6M15.
> Refer to “Note 4 – Discontinued operations” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2014 for further information.
Assets held-for-sale
end of	2Q14
German private banking business (CHF million)
Cash	277
Loans	686
Other assets	16
Total assets held-for-sale	979
Group (CHF million)
Total assets held-for-sale	979
Liabilities held-for-sale
end of	2Q14
German private banking business (CHF million)
Deposits	696
Other liabilities	46
Total liabilities held-for-sale	742
Group (CHF million)
Total liabilities held-for-sale	742
For the operations discontinued in 2014, the revenues, expenses and gains from disposals were included in the results of the Private Banking & Wealth Management segment. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.
The results of operations of the businesses sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for the relevant periods presented. The assets and liabilities of discontinued operations for which the sale has not yet been completed are presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, and prior periods are not reclassified.
Income/(loss) from discontinued operations
in	2Q14	6M14
Operations-related (CHF million)
Net revenues	12	24
of which German private banking business	12	20
of which CFIG	–	0
Operating expenses	12	28
of which German private banking business	12	26
of which CFIG	–	0
Income tax expense/(benefit)	0	1
of which German private banking business	0	0
of which CFIG	–	0
Income/(loss), net of tax	0	(5)
of which German private banking business	0	(6)
of which CFIG	–	0
Transaction-related (CHF million)
Gain on disposal	–	91
of which CFIG	–	91
Operating expenses	9	41
of which German private banking business	9	35
of which CFIG	–	0
Income tax expense/(benefit)	0	39
of which CFIG	–	42
Income/(loss), net of tax	(9)	11
of which German private banking business	(9)	(35)
of which CFIG	–	49
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	(9)	6
of which German private banking business	(9)	(41)
of which CFIG	–	49